INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income before income tax provision		$ 4,927,762	$ 8,974,042
Tax at the PRC EIT tax rates		1,231,941	2,243,511
HNTE tax incentive		(298,562)	(925,270)
Tax effect of non-deductible expenses	$ 695,713	460,045	(59,636)
Tax effect of R&D expenses deduction		(82,218)	(68,310)
Change in valuation allowance		(46,273)	93,908
Actual income tax expense	$ 3,668,171	$ 1,264,933	$ 1,284,203